Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,339,254.8	$ 1,069,985.4	$ 1,031,473.6
Smartphone [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	645,303.6	523,612.9	466,452.3
High performance computing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	439,810.0	315,822.3	341,910.2
Internet of things [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,355.2	86,342.7	65,091.3
Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,367.5	47,914.5	51,709.8
Digital consumer electronics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,555.7	53,733.4	58,470.2
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 44,862.8	$ 42,559.6	$ 47,839.8